Stock Plans (Details 2) - USD ($) $ / shares in Units, $ in Thousands, shares in Millions	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Compensation expense
Excess tax benefit from share-based payment	$ 748	$ 1,754	$ 1,254
Employee Stock Option
Options Outstanding
Number outstanding as of end of period (in shares)	1.6
Weighted Average Remaining Contractual Life	4 years 8 months 9 days
Weighted Average Exercise Price (in dollars per share)	$ 27.69
Aggregate Intrinsic Value (in millions)	$ 8,500
Options Exercisable
Number Exercisable at the end of the period (in shares)	0.9
Weighted Average Remaining Contractual Life	1 year 7 months 24 days
Weighted Average Exercise Price (in dollars per share)	$ 25.16
Stock Incentive Plans, additional disclosures
Remaining contractual life of options outstanding, low end of range	11 days
Remaining contractual life of options outstanding, high end of range	9 years 5 months 5 days
Aggregate intrinsic value of stock options exercised	$ 4,300	7,900	3,900
Compensation expense
Weighted average grant-date fair value of stock options granted (in dollars per share)	$ 7.83
Excess tax benefit from share-based payment	$ 700	$ 1,800	$ 1,300
Performance Earnings Program
Compensation expense
Unrecognized compensation expense	$ 62,400
Vesting period	3 years
Weighted average grant-date fair value of stock options granted (in dollars per share)	$ 29.32	$ 22.27	$ 20.58
Performance period over which objectives must be met to qualify for an award grant	3 years
Restricted Stock Units (RSUs)
Compensation expense
Recognized compensation expense	$ 34,400	$ 32,600	$ 26,600
Weighted average grant-date fair value of stock options granted (in dollars per share)	$ 29.60	$ 22.83	$ 20.62
Parent
Compensation expense
Excess tax benefit from share-based payment	$ 700	$ 1,700	$ 1,300
Exercise Price Range from Dollars 21.01 to Dollars 23.94 [Member]
Information concerning outstanding and exercisable options
Exercise price, low end of range (in dollars per share)	$ 21.01
Exercise price, high end of range (in dollars per share)	$ 23.94
Exercise Price Range from Dollars 21.01 to Dollars 23.94 [Member] | Employee Stock Option
Options Outstanding
Number outstanding as of end of period (in shares)	0.4
Weighted Average Remaining Contractual Life	1 year 2 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 23.46
Aggregate Intrinsic Value (in millions)	$ 4,100
Options Exercisable
Number Exercisable at the end of the period (in shares)	0.4
Weighted Average Remaining Contractual Life	1 year 2 months 5 days
Weighted Average Exercise Price (in dollars per share)	$ 23.46
Exercise Price Range from Dollars 24.45 to Dollars 26.47 [Member]
Information concerning outstanding and exercisable options
Exercise price, low end of range (in dollars per share)	24.45
Exercise price, high end of range (in dollars per share)	$ 28.67
Exercise Price Range from Dollars 24.45 to Dollars 26.47 [Member] | Employee Stock Option
Options Outstanding
Number outstanding as of end of period (in shares)	0.5
Weighted Average Remaining Contractual Life	2 years 22 days
Weighted Average Exercise Price (in dollars per share)	$ 26.24
Aggregate Intrinsic Value (in millions)	$ 3,600
Options Exercisable
Number Exercisable at the end of the period (in shares)	0.5
Weighted Average Remaining Contractual Life	2 years 22 days
Weighted Average Exercise Price (in dollars per share)	$ 26.24
Exercise Price Range from Dollars 30.96 to Dollars 34.00 [Member]
Information concerning outstanding and exercisable options
Exercise price, low end of range (in dollars per share)	30.96
Exercise price, high end of range (in dollars per share)	$ 34.00
Exercise Price Range from Dollars 30.96 to Dollars 34.00 [Member] | Employee Stock Option
Options Outstanding
Number outstanding as of end of period (in shares)	0.7
Weighted Average Remaining Contractual Life	9 years 2 months 1 day
Weighted Average Exercise Price (in dollars per share)	$ 31.65
Aggregate Intrinsic Value (in millions)	$ 800
Options Exercisable
Weighted Average Remaining Contractual Life	7 months 28 days
Weighted Average Exercise Price (in dollars per share)	$ 32.53